JPMorgan High Yield Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
ICE BOFA US HIGH YIELD CONSTRAINED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.05%	5.09%
BLOOMBERG U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.20%	5.16%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	2.63%	3.69%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	2.88%	3.66%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	3.64%	4.32%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	1.20%	1.84%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.04%	1.69%	2.17%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.